Postemployment benefit plans (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
U.S. Pension Benefits
Expected cash flow for pension and other Postretirement benefit plans
Employer contribution expected for 2014	$ 240
Expected benefit payments for 2014	890
Expected benefit payments for 2015	900
Expected benefit payments for 2016	910
Expected benefit payments for 2017	930
Expected benefit payments for 2018	940
Expected benefit payments from 2019-2023	4,810
Total expected benefit payments	9,380
Non-U.S. Pension Benefits
Expected cash flow for pension and other Postretirement benefit plans
Employer contribution expected for 2014	270
Expected benefit payments for 2014	250
Expected benefit payments for 2015	210
Expected benefit payments for 2016	220
Expected benefit payments for 2017	220
Expected benefit payments for 2018	220
Expected benefit payments from 2019-2023	1,200
Total expected benefit payments	2,320
Other Postretirement Benefits
Expected cash flow for pension and other Postretirement benefit plans
Employer contribution expected for 2014	210
Expected benefit payments for 2014	340
Expected benefit payments for 2015	350
Expected benefit payments for 2016	350
Expected benefit payments for 2017	360
Expected benefit payments for 2018	360
Expected benefit payments from 2019-2023	1,850
Total expected benefit payments	3,610
Other postretirement benefits, Medicare Part D subsidy expected
Other postretirement benefits, Medicare Part D subsidy expected in 2014	20
Other postretirement benefits, Medicare Part D subsidy expected in 2015	20
Other postretirement benefits, Medicare Part D subsidy expected in 2016	20
Other postretirement benefits, Medicare Part D subsidy expected in 2017	20
Other postretirement benefits, Medicare Part D subsidy expected in 2018	20
Other postretirement benefits, Medicare Part D subsidy expected from 2019-2023	115
Total expected Medicare D subsidy receipts	$ 215